Financial risk management, objectives and policies, Credit Agricole Credit Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Installment	Dec. 31, 2023 USD ($)	Nov. 30, 2022 USD ($)
Credit Facility [Abstract]
Borrowing amount	$ 409,424	$ 428,726
Credit Agricole Credit Facility [Member]
Credit Facility [Abstract]
Borrowing amount	$ 31,834	$ 34,097	$ 37,500
Number of installments for repaying debt | Installment	24
Frequency of periodic repayment	quarterly
Debt repayment installment amount	$ 600
Credit facility covenant, required adjusted tangible net worth	$ 300,000
Credit Agricole Credit Facility [Member] | Bottom of Range [Member]
Credit Facility [Abstract]
Credit facility covenant, required percentage of charter-free market value of vessels to borrowings	135.00%
Credit facility covenant, required percentage of adjusted tangible net worth to total assets	25.00%
Credit facility covenant, required unencumbered consolidated cash	$ 30,000
Credit facility covenant, required percentage of unencumbered consolidated cash to gross interest bearing debt	6.00%
Credit Agricole Credit Facility [Member] | SOFR [Member]
Credit Facility [Abstract]
Adjustment to interest rate basis	2.05%		2.05%
Credit Agricole Credit Facility [Member] | December 2028 [Member]
Credit Facility [Abstract]
Debt repayment final amount	$ 22,500